2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (PropertyPlantAndEquipmentMember)	6 Months Ended
Jun. 30, 2012
PropertyPlantAndEquipmentMember
Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life